Group assets and liabilities by business types (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020		Jun. 30, 2020		Dec. 31, 2019	[3]
Analysis of operating segments
Total debt securities	[1]	$ 92,728
Loans		2,440
Equity securities and holdings in collective investment schemes	[1]	60,466
Assets
Investment properties		39
Investment in joint ventures and associates accounted for using the equity method		2,056
Cash and cash equivalents		6,295			$ 5,891
Reinsurers' share of insurance contract liabilities		9,891
Assets held for distribution	[2]	335,750
Total assets		525,121
Shareholders' equity		15,713
Non-controlling interests		510
Total equity		16,223	$ 22,119		$ 19,307	[3]	$ 19,669
Liabilities
Core structural borrowings		6,404
Operational borrowings		895
Liabilities held for distribution	[2]	332,760
Total liabilities		508,898
Total equity and liabilities		525,121
Unrated
Analysis of operating segments
Securities excluding sovereign debt		986	780
Insurance operations
Assets
Shareholders' equity		13,287	12,861
Operating segments | Asia and Africa
Analysis of operating segments
Sovereign debt		47,129	44,804
Other government bonds		3,824	5,116
Corporate bonds		41,568	39,695
Asset-backed securities		207	181
Total debt securities		92,728	89,796
Loans		2,440	2,248
Equity securities and holdings in collective investment schemes		60,464	59,293
Other financial investments		3,801	4,241
Total financial investments		159,433	155,578
Assets
Investment properties		39	16
Investment in joint ventures and associates accounted for using the equity method		2,056	1,962
Cash and cash equivalents		3,528	3,146
Reinsurers' share of insurance contract liabilities		9,891	11,363
Other assets		11,318	11,985
Total assets		186,265	184,050
Shareholders' equity		14,366	13,963
Non-controlling interests		177	178
Total equity		14,543	14,141
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		151,082	149,950
Operational borrowings		284	322
Other liabilities		20,356	19,637
Total liabilities		171,722	169,909
Total equity and liabilities		186,265	184,050
Operating segments | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		1,520	1,619
Operating segments | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		5,277	5,586
Operating segments | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,863	2,010
Operating segments | UK | Asia and Africa
Analysis of operating segments
Sovereign debt		7	7
Operating segments | US | Asia and Africa
Analysis of operating segments
Sovereign debt		29,195	26,968
Operating segments | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		2,816	2,892
Operating segments | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		6,451	5,722
Operating segments | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,989	1,921
Corporate bonds		1,611	1,989
Asset-backed securities		133	107
Operating segments | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		95	159
Corporate bonds		4,120	4,290
Asset-backed securities		2	3
Operating segments | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		1,054	1,281
Corporate bonds		13,530	13,179
Asset-backed securities		36	31
Operating segments | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		219	664
Corporate bonds		15,543	15,089
Asset-backed securities		26	21
Operating segments | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		467	1,091
Corporate bonds		6,764	5,148
Asset-backed securities		10	19
Operating segments | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		154	158
Operating segments | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,655	1,582
Operating segments | Other loans | Asia and Africa
Analysis of operating segments
Loans		631	508
Operating segments | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,139	32,128
Operating segments | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		34,325	27,165
Operations within segments | Insurance operations | With-profits business | Asia and Africa
Analysis of operating segments
Sovereign debt		32,219	30,042
Other government bonds		2,518	3,443
Corporate bonds		24,056	22,279
Asset-backed securities		106	112
Total debt securities		58,899	55,876
Loans		1,920	1,723
Equity securities and holdings in collective investment schemes		34,442	33,793
Other financial investments		1,140	1,566
Total financial investments		96,401	92,958
Assets
Cash and cash equivalents		945	1,049
Reinsurers' share of insurance contract liabilities		221	257
Other assets		1,663	1,538
Total assets		99,230	95,802
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		89,243	86,410
Operational borrowings		156	194
Other liabilities		9,831	9,198
Total liabilities		99,230	95,802
Total equity and liabilities		99,230	95,802
Operations within segments | Insurance operations | With-profits business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		362	385
Operations within segments | Insurance operations | With-profits business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		3,673	3,939
Operations within segments | Insurance operations | With-profits business | US | Asia and Africa
Analysis of operating segments
Sovereign debt		26,233	24,396
Operations within segments | Insurance operations | With-profits business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		1,951	1,322
Operations within segments | Insurance operations | With-profits business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,630	1,420
Corporate bonds		935	1,228
Asset-backed securities		64	74
Operations within segments | Insurance operations | With-profits business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		79	129
Corporate bonds		1,950	1,943
Asset-backed securities		1	2
Operations within segments | Insurance operations | With-profits business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		641	811
Corporate bonds		7,909	7,289
Asset-backed securities		19	15
Operations within segments | Insurance operations | With-profits business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		83	452
Corporate bonds		9,324	9,005
Asset-backed securities		16	12
Operations within segments | Insurance operations | With-profits business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		85	631
Corporate bonds		3,938	2,814
Asset-backed securities		6	9
Operations within segments | Insurance operations | With-profits business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,302	1,231
Operations within segments | Insurance operations | With-profits business | Other loans | Asia and Africa
Analysis of operating segments
Loans		618	492
Operations within segments | Insurance operations | With-profits business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		10,506	15,668
Operations within segments | Insurance operations | With-profits business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		23,936	18,125
Operations within segments | Insurance operations | Unit-linked | Asia and Africa
Analysis of operating segments
Sovereign debt		1,937	1,948
Other government bonds		241	254
Corporate bonds		3,596	3,540
Asset-backed securities		9	12
Total debt securities		5,783	5,754
Equity securities and holdings in collective investment schemes		20,483	20,456
Other financial investments		195	405
Total financial investments		26,461	26,615
Assets
Cash and cash equivalents		1,000	587
Other assets		284	252
Total assets		27,745	27,454
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		25,615	25,433
Other liabilities		2,130	2,021
Total liabilities		27,745	27,454
Total equity and liabilities		27,745	27,454
Operations within segments | Insurance operations | Unit-linked | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		589	658
Operations within segments | Insurance operations | Unit-linked | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		587	551
Operations within segments | Insurance operations | Unit-linked | UK | Asia and Africa
Analysis of operating segments
Sovereign debt		7	7
Operations within segments | Insurance operations | Unit-linked | US | Asia and Africa
Analysis of operating segments
Sovereign debt		45	21
Operations within segments | Insurance operations | Unit-linked | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		17	11
Operations within segments | Insurance operations | Unit-linked | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		692	700
Operations within segments | Insurance operations | Unit-linked | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		83	96
Corporate bonds		227	221
Asset-backed securities		6	9
Operations within segments | Insurance operations | Unit-linked | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		4	2
Corporate bonds		393	476
Asset-backed securities		1	1
Operations within segments | Insurance operations | Unit-linked | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		115	131
Corporate bonds		645	695
Operations within segments | Insurance operations | Unit-linked | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		26	16
Corporate bonds		1,281	1,299
Operations within segments | Insurance operations | Unit-linked | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		13	9
Corporate bonds		1,050	849
Asset-backed securities		2	2
Operations within segments | Insurance operations | Unit-linked | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		13,007	13,064
Operations within segments | Insurance operations | Unit-linked | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		7,476	7,392
Operations within segments | Insurance operations | Other business | Asia and Africa
Analysis of operating segments
Sovereign debt		12,860	12,655
Other government bonds		1,065	1,419
Corporate bonds		13,915	13,873
Asset-backed securities		92	57
Total debt securities		27,932	28,004
Loans		520	525
Equity securities and holdings in collective investment schemes		5,448	4,963
Other financial investments		2,373	2,173
Total financial investments		36,273	35,665
Assets
Investment properties		39	16
Investment in joint ventures and associates accounted for using the equity method		1,771	1,689
Cash and cash equivalents		1,406	1,354
Reinsurers' share of insurance contract liabilities		9,670	11,106
Other assets		8,643	9,418
Total assets		57,802	59,248
Shareholders' equity		13,287	12,861
Non-controlling interests		40	34
Total equity		13,327	12,895
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		36,224	38,107
Operational borrowings		107	105
Other liabilities		8,144	8,141
Total liabilities		44,475	46,353
Total equity and liabilities		57,802	59,248
Operations within segments | Insurance operations | Other business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		568	564
Operations within segments | Insurance operations | Other business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		939	979
Operations within segments | Insurance operations | Other business | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,847	1,999
Operations within segments | Insurance operations | Other business | US | Asia and Africa
Analysis of operating segments
Sovereign debt		2,917	2,551
Operations within segments | Insurance operations | Other business | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		2,799	2,881
Operations within segments | Insurance operations | Other business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		3,790	3,681
Operations within segments | Insurance operations | Other business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		276	405
Corporate bonds		449	540
Asset-backed securities		63	24
Operations within segments | Insurance operations | Other business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		12	28
Corporate bonds		1,777	1,871
Operations within segments | Insurance operations | Other business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		298	339
Corporate bonds		4,976	5,194
Asset-backed securities		17	16
Operations within segments | Insurance operations | Other business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		110	196
Corporate bonds		4,938	4,785
Asset-backed securities		10	9
Operations within segments | Insurance operations | Other business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		369	451
Corporate bonds		1,775	1,483
Asset-backed securities		2	8
Operations within segments | Insurance operations | Other business | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		154	158
Operations within segments | Insurance operations | Other business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		353	351
Operations within segments | Insurance operations | Other business | Other loans | Asia and Africa
Analysis of operating segments
Loans		13	16
Operations within segments | Insurance operations | Other business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2,541	3,325
Operations within segments | Insurance operations | Other business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2,907	1,638
Operations within segments | Eastspring | Asia and Africa
Analysis of operating segments
Sovereign debt		113	159
Corporate bonds		1	3
Total debt securities		114	162
Equity securities and holdings in collective investment schemes		91	81
Other financial investments		93	97
Total financial investments		298	340
Assets
Investment in joint ventures and associates accounted for using the equity method		285	273
Cash and cash equivalents		177	156
Other assets		795	839
Total assets		1,555	1,608
Shareholders' equity		1,079	1,102
Non-controlling interests		137	144
Total equity		1,216	1,246
Liabilities
Operational borrowings		21	23
Other liabilities		318	339
Total liabilities		339	362
Total equity and liabilities		1,555	1,608
Operations within segments | Eastspring | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		1	12
Operations within segments | Eastspring | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		78	117
Operations within segments | Eastspring | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		16	11
Operations within segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		18	19
Operations within segments | Eastspring | A+ to A- | Asia and Africa
Analysis of operating segments
Corporate bonds			1
Operations within segments | Eastspring | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Corporate bonds		1	2
Operations within segments | Eastspring | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		85	71
Operations within segments | Eastspring | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		6	10
Elimination of intra-segment amounts | Asia and Africa
Assets
Other assets		(67)	(62)
Total assets		(67)	(62)
Liabilities
Other liabilities		(67)	(62)
Total liabilities		(67)	(62)
Total equity and liabilities		(67)	(62)
Discontinued US operations
Assets
Cash and cash equivalents		1,161	1,621
Reinsurers' share of insurance contract liabilities		34,263	35,232
Other assets		4,975	5,939
Total assets		335,760	328,480
Shareholders' equity		2,667	8,511
Non-controlling interests		333	1,063
Total equity		3,000	9,574
Liabilities
Other liabilities		20,761	22,350
Total liabilities		332,760	318,906
Total equity and liabilities		335,760	328,480
Discontinued US operations | Operating segments
Analysis of operating segments
Sovereign debt			5,156
Other government bonds			1,090
Corporate bonds			26,554
Asset-backed securities			3,233
Total debt securities			36,033
Loans			12,340
Equity securities and holdings in collective investment schemes			219,340
Other financial investments			4,094
Total financial investments			271,807
Assets
Investment properties			7
Cash and cash equivalents			1,621
Reinsurers' share of insurance contract liabilities			35,232
Other assets			19,813
Assets held for distribution		335,760
Total assets		335,760	328,480
Shareholders' equity		2,667	8,511
Non-controlling interests		333	1,063
Total equity		3,000	9,574
Liabilities
Contract liabilities and unallocated surplus of with-profits funds			296,513
Core structural borrowings			250
Operational borrowings			1,498
Other liabilities			20,645
Liabilities held for distribution		332,760
Total liabilities		332,760	318,906
Total equity and liabilities		335,760	328,480
Discontinued US operations | Operating segments | US
Analysis of operating segments
Sovereign debt			5,126
Discontinued US operations | Operating segments | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt			30
Discontinued US operations | Operating segments | AAA
Analysis of operating segments
Other government bonds			377
Corporate bonds			265
Asset-backed securities			2,110
Discontinued US operations | Operating segments | AA+ to AA-
Analysis of operating segments
Other government bonds			522
Corporate bonds			869
Asset-backed securities			171
Discontinued US operations | Operating segments | A+ to A-
Analysis of operating segments
Other government bonds			188
Corporate bonds			10,759
Asset-backed securities			741
Discontinued US operations | Operating segments | BBB+ to BBB-
Analysis of operating segments
Other government bonds			3
Corporate bonds			12,686
Asset-backed securities			163
Discontinued US operations | Operating segments | Below BBB- and unrated
Analysis of operating segments
Corporate bonds			1,975
Asset-backed securities			48
Discontinued US operations | Operating segments | Mortgage loans
Analysis of operating segments
Loans			7,833
Discontinued US operations | Operating segments | Policy loans
Analysis of operating segments
Loans			4,507
Discontinued US operations | Operating segments | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes			253
Discontinued US operations | Operating segments | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes			25
Discontinued US operations | Operating segments | US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes			219,062
Continuing and discontinued operations
Analysis of operating segments
Sovereign debt		47,129	49,960
Other government bonds		3,824	6,206
Corporate bonds		41,568	66,249
Asset-backed securities		207	3,414
Total debt securities		92,728	125,829	[1]
Loans		2,440	14,588
Equity securities and holdings in collective investment schemes		60,466	278,635	[1]
Other financial investments		3,829	8,348
Total financial investments		159,463	427,400
Assets
Investment properties		39	23
Investment in joint ventures and associates accounted for using the equity method		2,056	1,962
Cash and cash equivalents		6,295	8,018
Reinsurers' share of insurance contract liabilities		9,891	46,595
Other assets		11,627	32,099
Assets held for distribution		335,750
Total assets		525,121	516,097
Shareholders' equity		15,713	20,878
Non-controlling interests		510	1,241
Total equity		16,223	22,119
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		151,082	446,463
Core structural borrowings		6,404	6,633
Operational borrowings		895	2,444
Other liabilities		17,757	38,438
Liabilities held for distribution		332,760
Total liabilities		508,898	493,978
Total equity and liabilities		525,121	516,097
Continuing and discontinued operations | Indonesia
Analysis of operating segments
Sovereign debt		1,520	1,619
Continuing and discontinued operations | Singapore
Analysis of operating segments
Sovereign debt		5,277	5,586
Continuing and discontinued operations | Thailand
Analysis of operating segments
Sovereign debt		1,863	2,010
Continuing and discontinued operations | UK
Analysis of operating segments
Sovereign debt		7	7
Continuing and discontinued operations | US
Analysis of operating segments
Sovereign debt		29,195	32,094
Continuing and discontinued operations | Vietnam
Analysis of operating segments
Sovereign debt		2,816	2,892
Continuing and discontinued operations | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		6,451	5,752
Continuing and discontinued operations | AAA
Analysis of operating segments
Other government bonds		1,989	2,298
Corporate bonds		1,611	2,254
Asset-backed securities		133	2,217
Continuing and discontinued operations | AA+ to AA-
Analysis of operating segments
Other government bonds		95	681
Corporate bonds		4,120	5,159
Asset-backed securities		2	174
Continuing and discontinued operations | A+ to A-
Analysis of operating segments
Other government bonds		1,054	1,469
Corporate bonds		13,530	23,938
Asset-backed securities		36	772
Continuing and discontinued operations | BBB+ to BBB-
Analysis of operating segments
Other government bonds		219	667
Corporate bonds		15,543	27,775
Asset-backed securities		26	184
Continuing and discontinued operations | Below BBB- and unrated
Analysis of operating segments
Other government bonds		467	1,091
Corporate bonds		6,764	7,123
Asset-backed securities		10	67
Continuing and discontinued operations | Mortgage loans
Analysis of operating segments
Loans		154	7,991
Continuing and discontinued operations | Policy loans
Analysis of operating segments
Loans		1,655	6,089
Continuing and discontinued operations | Other loans
Analysis of operating segments
Loans		631	508
Continuing and discontinued operations | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,139	32,381
Continuing and discontinued operations | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		34,327	27,192
Continuing and discontinued operations | US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes			219,062
Continuing and discontinued operations | Unallocated to a segment (central operations)
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2	2
Other financial investments		28	13
Total financial investments		30	15
Assets
Cash and cash equivalents		2,767	3,251
Other assets		3,598	3,624
Total assets		6,395	6,890
Shareholders' equity		(1,320)	(1,596)
Total equity		(1,320)	(1,596)
Liabilities
Core structural borrowings		6,404	6,383
Operational borrowings		611	624
Other liabilities		700	1,479
Total liabilities		7,715	8,486
Total equity and liabilities		6,395	6,890
Continuing and discontinued operations | Unallocated to a segment (central operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2	2
Continuing and discontinued operations | Inter-segment elimination
Assets
Other assets		(3,289)	(3,323)
Assets held for distribution		(10)
Total assets		(3,299)	(3,323)
Liabilities
Other liabilities		(3,299)	(3,323)
Total liabilities		(3,299)	(3,323)
Total equity and liabilities		$ (3,299)	$ (3,323)

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 30 June 2021 are $1,006 million of lent securities and assets subject to repurchase agreements (31 December 2020: $895 million from continuing operations). Included within discontinued operations is $2,281 million (31 December 2020: $1,112 million).
[2]	Assets and liabilities held for distribution at 30 June 2021 related to the Group’s US operations which were classified as discontinued operations in half year 2021, as discussed in note A1. A line-by-line analysis of assets and liabilities for the discontinued US operations is included in note D1.2. The 2020 comparative results for the assets and liabilities at 31 December 2020 are as published and not re-presented on a basis consistent with 30 June 2021 (as described in note A1).
[3]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).